UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 58.92%

Consumer Discretionary - 9.19%
	Abercrombie & Fitch Co.	11,500	$373,203	$527,735
*	Digital Generation, Inc.	103,000	1,193,682	1,091,800
	Dover Motorsports, Inc.	286,711	364,074	473,073
				2,092,608
Energy - 6.09%
*	TETRA Technologies, Inc.	154,000	1,080,682	1,078,000
*α	Thunderbird Energy Corp.	413,500	52,225	68,688
*	Ultra Petroleum Corp.	12,000	290,826	240,600
				1,387,288
Financials - 2.98%
*	American Safety Insurance Holdings Ltd.	40,300	751,190	679,458
				679,458
Health Care - 2.51%
*	Transcept Pharmaceuticals, Inc.	106,000	521,686	571,340
				571,340
Industrials - 6.22%
*	Tecumseh Products Co. Cl. A	312,000	1,847,403	1,375,920
*	Tecumseh Products Co. Cl. B	10,400	35,464	41,704
				1,417,624
Information Technology - 28.78%
	Apple, Inc.	1,220	663,554	714,042
*	Checkpoint Systems, Inc.	80,000	839,867	692,000
*	Compuware Corp.	81,000	632,623	757,350
	Dell, Inc.	62,000	715,578	597,680
*	DSP Group, Inc.	91,000	647,310	538,720
	QAD, Inc. Cl. A	43,900	458,442	578,602
	QAD, Inc. Cl. B	9,500	99,599	119,605
*	Seachange International, Inc.	155,000	1,255,219	1,433,750
*	Sierra Wireless, Inc.	79,400	698,338	614,556
	Transact Technologies, Inc.	66,300	752,011	509,847
				6,556,152
Materials - 3.15%
*α	Sandstorm Metals & Energy Ltd.	1,425,000	405,041	717,306
				717,306

	Total Common Stocks (Cost $13,678,018)			13,421,776

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2012
			Shares	Cost	Value (Note 1)

EXCHANGE TRADED PRODUCT - 2.00%
Market Vectors Gold Miners ETF			9,570	$455,236	$455,053

Total Exchange Traded Product (Cost $455,236)					455,053

SHORT-TERM INVESTMENT - 23.11%
§	Federated Treasury Obligations Fund, 0.01%		5,265,257	5,265,257	5,265,257

Total Short-Term Investment (Cost $5,265,257)					5,265,257

	Principal		Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 19.60%
Chesapeake Energy Corp.	590,000		7.250%	12/15/2018	$634,250
Clayton Williams Energy, Inc.	570,000		7.750%	4/1/2019	568,575
Comstock Resources, Inc.	985,000		7.750%	4/1/2019	992,387
GMX Resources, Inc.	185,000		9.000%	3/2/2018	111,000
Goodrich Petroleum Corp.	950,000		8.875%	3/15/2019	895,375
JC Penney Corp., Inc.	920,000		5.650%	6/1/2020	772,800
Stone Energy Corp.	490,000		6.750%	12/15/2014	490,000

Total Corporate Bonds (Cost $4,306,093)					4,464,387

Total Value of Investments (Cost $23,904,140) - 103.63%					$23,606,473

Liabilities in Excess of Other Assets - (3.63)%					(827,679)

Net Assets - 100%					$22,778,794

* Non-income producing investment		α	Canadian security
§ Represents 7 day effective yield

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2012

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,244,801
Aggregate gross unrealized depreciation			(1,542,468)

Net unrealized depreciation			$(297,667)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	9.19%	$2,092,608
Energy	6.09%	1,387,288
Financials	2.98%	679,458
Health Care	2.51%	571,340
Industrials	6.22%	1,417,624
Information Technology	28.78%	6,556,152
Materials	3.15%	717,306
Exchange Traded Product	2.00%	455,053
Short-Term Investment	23.11%	5,265,257
Corporate Bonds	19.60%	4,464,387
Total	103.63%	$23,606,473

			(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 13,421,776	$ 13,421,776	$ -	$ -
Corporate Bonds	4,464,387	-	4,464,387	-
Exchange Traded Product	455,053	455,053	-	-
Short-Term Investment	5,265,257	5,265,257	-	-
Total	$ 23,606,473	$ 19,142,086	$ 4,464,387	$ -

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 60.41%

Consumer Discretionary - 13.55%
μ	Autoliv, Inc.	765	$46,175
	JC Penney Co., Inc.	1,000	17,940
*	LeapFrog Enterprises, Inc.	5,000	45,550
	Mattel, Inc.	1,830	68,643
	Target Corp.	830	52,398
	Volkswagen AG	600	24,582
			255,288
Consumer Staples - 13.92%
	Kimberly-Clark Corp.	600	51,432
*	Kraft Foods Group, Inc.	333	15,065
	Molson Coors Brewing Co.	895	37,107
	PepsiCo, Inc.	650	45,637
	The Clorox Co.	550	41,992
	The Procter & Gamble Co.	1,018	71,087
			262,320
Energy - 4.43%
*	American Eagle Energy Corp.	15,000	10,800
	ConocoPhillips	600	34,164
	Marathon Oil Corp.	1,250	38,562
			83,526
Financials - 2.51%
	Triangle Capital Corp.	1,850	47,212
			47,212
Health Care - 4.83%
	Johnson & Johnson	600	41,838
*	PURE Bioscience, Inc.	52,267	49,131
			90,969
Industrials - 8.24%
	General Dynamics Corp.	590	39,235
	Stanley Black & Decker, Inc.	460	33,078
	Textainer Group Holdings Ltd.	2,750	82,995
			155,308
Information Technology - 10.62%
	Apple, Inc.	170	99,498
	Intel Corp.	1,100	21,522
*	IZEA, Inc.	42,500	9,393
	Seagate Technology PLC	1,250	31,375
*	Xplore Technologies Corp.	9,000	38,250
			200,038
Telecommunications - 1.64%
	Vodafone Group PLC	1,200	30,954
			30,954

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
				Shares		Value (Note 1)

	Utilities - 0.67%
	CMS Energy Corp.			520		$12,703
						12,703

	Total Common Stocks (Cost $1,172,009)					1,138,318

EXCHANGE TRADED PRODUCTS- 23.08%
	Market Vectors High Yield Municipal Index ETF			3,500		117,460
	PowerShares Build America Bond Portfolio			1,820		55,546
	PowerShares S&P 500 BuyWrite Portfolio			1,000		20,290
	PowerShares Senior Loan Portfolio			4,990		123,354
	SPDR Barclays High Yield Bond ETF			2,155		87,407
	SPDR Nuveen S&P High Yield Municipal Bond ETF			520		30,924

	Total Exchange Traded Products (Cost $421,349)					434,981

SHORT-TERM INVESTMENT - 9.72%
	§	Fidelity Institutional Money Market Funds, 0.14%		183,101		183,101

	Total Short-Term Investment (Cost $183,101)					183,101

				Interest	Maturity
	MUNICIPAL BONDS- 5.02%		Principal	Rate	Date
	Alpharetta Development Authority		10,547	5.250%	7/1/2021	6,328
	Cathedral City Public Financing Authority		25,000	4.125%	8/1/2016	22,365
	New York City Industrial Development Agency		100,000	5.875%	10/1/2046	46,222
	York County Industrial Development Authority		20,000	8.500%	12/1/2035	19,605

	Total Municipal Bonds (Cost $104,887)					94,520

Total Value of Investments (Cost $1,881,346(a)) - 98.23%						$1,850,920

Other Assets Less Liabilities - 1.77%						33,348

	Net Assets - 100%					$1,884,268

§	Represents 7 day effective yield	The following acronym is used in this portfolio:
*	Non-income producing investment	PLC - Public Limited Company
μ	American Depository Receipt

						(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$59,501
Aggregate gross unrealized depreciation			(89,927)

Net unrealized depreciation			$(30,426)

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	13.55%	$255,288
Consumer Staples	13.92%	262,320
Energy	4.43%	83,526
Exchange Traded Products	23.08%	434,981
Financials	2.51%	47,212
Health Care	4.83%	90,969
Industrials	8.24%	155,308
Information Technology	10.62%	200,038
Telecommunications	1.64%	30,954
Utilities	0.67%	12,703
Municipal Bonds	5.02%	94,520
Short-Term Investment	9.72%	183,101
Total	98.23%	$1,850,920

			(Continued)

SCS Tactical Allocation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,138,318	$1,138,318	$ -	-
Exchange Traded Products	434,981	434,981	-	-
Short-Term Investment	183,101	183,101	-	-
Municipal Bonds	94,520	-	94,520	-
Total	$1,850,920	$1,756,400	$ 94,520	-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ James C. Roumell
Date: January 18, 2013	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: January 25, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ James C. Roumell
Date: January 18, 2013	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/ Craig L. Lukin
Date: January 18, 2013	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund

/s/ Cort F. Meinelschmidt
Date: January 25, 2013	Cort F. Meinelschmidt President, Treasurer, Principal Executive Officer and Principal Financial Officer SCS Tactical Allocation Fund